INVESTMENTS IN SECURITIES (Tables)	12 Months Ended
Mar. 31, 2018
INVESTMENTS IN SECURITIES
Schedule of information regarding securities classified as available-for-sale securities

	Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2017	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥392,850	¥—	¥500,400

March 31, 2018
Available-for-sale securities:
Equity securities	¥107,550	¥741,150	¥—	¥848,700